Shareholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010
Market Auction Preferred Stock
Liquidation value (in dollars per share)	$ 100,000	$ 100,000	$ 100,000
Period for reset of dividend rate, other than the initial rate, for each dividend period	49 days
Series A MAPS
Market Auction Preferred Stock
Dividend rate (as a percent)	0.25%
Series B MAPS
Market Auction Preferred Stock
Dividend rate (as a percent)	0.88%
Market Auction Preferred Stock
Market Auction Preferred Stock
Liquidation value (in dollars per share)	$ 100,000